Note 16 - Related Party Transactions (Details Textual) - CAD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Share options [member]
Statement Line Items [Line Items]
Expense from share-based payment transactions with related party	$ 23,398	$ 216,855
Direct family member of chairman [member]
Statement Line Items [Line Items]
Services received, related party transactions	21,000	46,164
Amounts payable, related party transactions	0	3,675
Company controlled by a direct family member of chairman [member]
Statement Line Items [Line Items]
Services received, related party transactions	31,598	80,538
Amounts payable, related party transactions	0	5,341
Key management personnel of entity or parent [member]
Statement Line Items [Line Items]
Amounts payable, related party transactions	$ 20,793	$ 20,997